Related Parties	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related Parties	RELATED PARTIES
Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2021	2020
Short-term employee benefits	$5,995	$4,295
Share-based compensation	5,917	4,080
Total compensation for key management personnel	$11,912	$8,375